UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23954

Principal Private Credit Fund

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2026

Date of reporting period:	September 30, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Private Credit Fund
Semi-Annual Report
September 30, 2025
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Consolidated Financial Statements 1
Notes to Consolidated Financial Statements 5
Consolidated Schedule of Investments 15
Consolidated Financial Highlights (includes performance information) 22
Shareholder Expense Example 24
Supplemental Information 25

Consolidated Statement of Assets and Liabilities
September 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Private Credit
Fund
(a)
Investment in securities--at cost ............................................................................................................................
$ 105,855
Assets
Investment in securities--at value  ............................................................................................................................ $ 106,185
Cash ........................................................................................................................................................... 1,532
Receivables:
Dividends and interest ................................................................................................................................... 446
Expense reimbursement from Manager ................................................................................................................. 57
Investment securities sold ............................................................................................................................... 741
Unrealized gain on unfunded commitments ............................................................................................................ 80
Prepaid expenses ..............................................................................................................................................
506
Total Assets   109,547
Liabilities
(b)
Accrued management and investment advisory fees .......................................................................................................... 104
Accrued administrative fees ................................................................................................................................... 8
Accrued transfer agent fees ................................................................................................................................... 7
Accrued credit facility fees .................................................................................................................................... 37
Accrued directors' expenses ................................................................................................................................... 26
Accrued professional fees ..................................................................................................................................... 205
Accrued other expenses ....................................................................................................................................... 54
Cash overdraft ................................................................................................................................................. 1,385
Payables:
Borrowing ............................................................................................................................................... 3,500
Dividends payable ....................................................................................................................................... 1
Investment securities purchased ........................................................................................................................ 2,220
Unrealized loss on unfunded commitments ............................................................................................................. 15
Total Liabilities
7,562
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 101,985
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 101,581
Total distributable earnings (accumulated loss) ...............................................................................................................
404
Total Net Assets
$ 101,985
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 11
Shares Issued and Outstanding .......................................................................................................................... 1
Net Asset Value per share ............................................................................................................................... $ 10 .24
(c)
Maximum Offering Price ................................................................................................................................
$ 10 .86
Class Y : Net Assets ............................................................................................................................................ $ 101,234
Shares Issued and Outstanding .......................................................................................................................... 9,828
Net Asset Value per share ...............................................................................................................................
$ 10 .30
Institutional : Net Assets ....................................................................................................................................... $ 740
Shares Issued and Outstanding .......................................................................................................................... 72
Net Asset Value per share ...............................................................................................................................
$ 10 .27
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.
(b)
See Note 3 for details of any unfunded commitments.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Consolidated Statement of Operations
Six Months Ended September 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Private
Credit Fund
(a)
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 122
Interest ...................................................................................................................................................... 4,541
Total Income 4,663
Expenses:
Management and investment advisory fees ................................................................................................................ 597
Administrative fees ......................................................................................................................................... 48
Registration fees - Class A ................................................................................................................................. 15
Registration fees - Class Y ................................................................................................................................. 19
Registration fees - Institutional ............................................................................................................................ 15
Transfer agent fees - Class A ............................................................................................................................... 7
Transfer agent fees - Class Y ............................................................................................................................... 20
Transfer agent fees - Institutional .......................................................................................................................... 7
Credit facility fees .......................................................................................................................................... 176
Custodian fees .............................................................................................................................................. 15
Directors' expenses ......................................................................................................................................... 85
Professional fees ........................................................................................................................................... 338
Other expenses ............................................................................................................................................. 20
Total Gross Expenses 1,362
Less: Reimbursement from Manager - Class A ............................................................................................................ 23
Less: Reimbursement from Manager - Class Y ............................................................................................................ 261
Less: Reimbursement from Manager - Institutional ....................................................................................................... 23
Total Net Expenses 1,055
Net Investment Income (Loss) 3,608
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (28)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 519
Net Realized and Unrealized Gain (Loss) on investments 491
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,099
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.

Consolidated Statement of Changes in Net Assets
(unaudited)

See accompanying notes.
Amounts in thousands Principal Private Credit Fund
(a)
Period Ended
September 30,
2025
Period Ended
March 31, 2025
(b)
Operations
Net investment income (loss) ................................................................................................................ $ 3,608 $ 4,482
Net realized gain (loss) on investments ...................................................................................................... (28) 58
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
519 (210)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,099 4,330
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,603) (4,422)
Total Dividends and Distributions (3,603) (4,422)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
9,324 50,422
Total Increase (Decrease) in Net Assets 9,820 50,330
Net Assets
Beginning of period ..........................................................................................................................
92,165 41,835
End of period ................................................................................................................................
$ 101,985 $ 92,165
Class A Class Y Institutional
Capital Share Transactions:
Period Ended September 30, 2025
Dollars:
Sold ......................................................................................... – $ 5,000 $ 722
Reinvested .................................................................................... – 3,589 13
Net Increase (Decrease)
– $ 8,589 $ 735
Shares:
Sold ......................................................................................... – 480 70
Reinvested .................................................................................... – 349 1
Net Increase (Decrease)
– 829 71
Period Ended March 31, 2025
Dollars:
Sold ......................................................................................... – $ 46,000 –
Reinvested .................................................................................... 1 4,420 1
Net Increase (Decrease)
$ 1 $ 50,420 $ 1
Shares:
Sold ......................................................................................... – 4,455 –
Reinvested .................................................................................... – 432 –
Net Increase (Decrease)
– 4,887 –
Dividends and Distributions to Shareholders:
Period Ended September 30, 2025
From net investment income and net realized gain on investments ............................................. $ – $ (3,589) $ (14)
Total Dividends and Distributions
$ – $ (3,589) $ (14)
Period Ended March 31, 2025
From net investment income and net realized gain on investments ............................................. $ (1) $ (4,420) $ (1)
Total Dividends and Distributions
$ (1) $ (4,420) $ (1)
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.
(b)
Period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through March 31, 2025. See Organization in Notes to Consolidated
Financial Statements.

Consolidated Statement of Cash Flows
Six Months Ended September 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Private
Credit Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .................................................................................. $ 4,099
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ................................................................................... (26, 40 5 )
Proceeds from sale of investment securities ............................................................................ 18,408
Net sales or (purchases) of short term securities ......................................................................... (5,295)
Net accretion of bond discounts and amortization of premiums .............................................................. (82)
Payment-in-kind income .......................................................................................... (101)
Change in unrealized (appreciation) depreciation on investments ............................................................. (519)
Net realized (gain) loss from investments .............................................................................. 28
(Increase) decrease in dividends and interest receivable .................................................................... 131
(Increase) decrease in investment securities sold ......................................................................... (27)
( Increase ) decrease in unrealized gain on unfunded commitments ............................................................. (8 7)
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ........................................... (247)
Increase (decrease) in dividends payable .............................................................................. 1
Increase (decrease) in investment securities purchased .................................................................... 1,606
Net cash  used in operating activities (8,49 0 )
Cash Flows from Financing Activities:
Proceeds from shares sold ......................................................................................... 5,722
Proceeds from  credit facility ....................................................................................... 3,000
Dividends and distributions paid to shareholders ......................................................................... (1)
Net cash  provided by financing activities 8,721
Net increase in cash ............................................................................................. 231
Cash and Cash Equivalents:
Beginning of period ............................................................................................. $ (84)
End of period ..................................................................................................
$ 147
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................... $ 3,602
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

1. Organization
Principal Private Credit Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-
diversified, closed-end management investment company. The Fund was organized as a Delaware limited liability company on December 1,
2023, but converted itself to a Delaware statutory trust on April 12, 2024. As a statutory trust, the Fund operates pursuant to an Agreement and
Declaration of Trust and is governed by the State of Delaware. The U.S. Securities and Exchange Commission declared the Fund’s registration statement on Form N-2 effective on June 3, 2024. The Fund had net assets of $41,835,000 resulting from operations prior the effective date of the Fund’s registration statement. The Fund continuously offers three classes of shares: Class A, Class Y, and Institutional Class. Principal Global
Investors, LLC (the “Manager”) serves as the Fund’s investment advisor.
Principal Private Credit Fund (Corp Blocker), LLC (the “Domestic Subsidiary”), Principal Private Credit Fund (SPV), LLC (the “SPV”), and
Principal Private Credit Fund Lending Vehicle, LLC (the “Lending Vehicle”) are Delaware limited liability companies that were formed on April
23, 2024, September 13, 2024 and February 24, 2025, respectively. The Domestic Subsidiary, SPV, and Lending Vehicle are wholly-owned subsidiaries of the Fund and are consolidated in these consolidated financial statements commencing from the dates of their respective formation.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of Trustees (the
“Board”), and investors should not rely on any expectation of repurchase offers being made in excess of 5%. Investors should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the
Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”) (an
affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class A shares and $100,000 for Class Y and Institutional Class shares.
Effective June 30, 2025, the Fund changed its name from Principal Private Credit Fund I to Principal Private Credit Fund.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the consolidated statement of operations.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions and paydowns. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Basis for Consolidation. The Fund may invest up to 25% of its total net assets in the Domestic Subsidiary. The Fund is the sole shareholder of the Domestic Subsidiary, and shares of the Domestic Subsidiary will not be sold or offered to other investors. To the extent that the Fund invests in the Domestic Subsidiary, it will be subject to the particular risks associated with the Domestic Subsidiary's investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Domestic Subsidiary is to allow the Fund to gain exposure to equity assets within the limitations of federal tax laws applicable to regulated investment companies.
The Domestic Subsidiary has elected to be treated as a C-corporation for federal income tax purposes. The Domestic Subsidiary files federal and state tax returns.  All income and losses are included on the Domestic Subsidiary tax return.
The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary, or emergency purposes through the SPV. The Fund established the Lending Vehicle as part of its efforts to secure a U.S. state lending license.
The Fund's investment portfolio has been consolidated and includes the portfolio holdings of the Fund, the Domestic Subsidiary, the SPV and the
Lending Vehicle, as noted on the consolidated schedule of investments. The consolidated financial statements for the Fund include the accounts
2. Significant Accounting Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

of the Fund, the Domestic Subsidiary, the SPV and the Lending Vehicle. All intercompany transactions and balances have been eliminated in consolidation. At September 30, 2025, the net assets of the consolidated subsidiaries were as follows (amounts in thousands):
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the consolidated statements of operations. During the period ended September 30, 2025, the Fund did not record any such tax benefit or expense in the accompanying consolidated financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time. The Domestic Subsidiary may be subject to taxes. For the current period, there was no tax liability associated with the
Domestic Subsidiary. The SPV is a disregarded entity for tax purposes and is consolidated with the tax return of the Fund.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on the consolidated statement of operations. In consideration of recent decisions rendered by European court, the Fund may file tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of the reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the “more likely than not” threshold. Any tax reclaims received are included in dividends income on the consolidated statement of operations.
Recent Accounting Pronouncements. In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to
Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management does not expect the future adoption of this standard to have a material impact on the Fund’s consolidated finan cial statements.
3. Operating Policies
Borrowing. The Fund is permitted to incur indebtedness to the extent that the Fund's asset coverage with respect to its outstanding senior securities representing indebtedness, as defined under the 1940 Act, is at least 300% immediately after each such borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.
The SPV intends to borrow money through a credit facility, which allows a borrowing commitment amount of up to $20 million ($30 million uncommitted). The credit facility is effective December 17, 2024 and matures December 17, 2029. Interest is charged at an annual rate equal to daily Secured Overnight Financing Rate (“SOFR”) plus an applicable spread of 2.65%. The interest expense along with non-usage fees, collateral administrator fees, collateral management fees, commitment fees and legal fees, associated with the credit facility is included in credit facility fees on the consolidated statement of operations. Commitment fees and legal fees are amortized over the 5 year term of the credit facility. The
SPV has pledged investments in securities, investment proceeds and cash as collateral for borrowing through the credit facility. As of September
30, 2025, the SPV has a cash balance of $1,532,000. Securities pledged as collateral under the credit facility are noted in the consolidated schedule of investments. Any outstanding borrowing as of period ended September 30, 2025 is included in borrowing on the consolidated statements of assets and liabilities.
During the period ended September 30, 2025, the Fund’s borrowings against the credit facility were as follows (amounts in thousands):
Net Assets
Percent of Consolidated Fund's
Net Assets
Domestic Subsidary $344 0 .34%
Lending Vehicle 30 0.03
SPV 37,374 36.65
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Principal Private Credit Fund $ 1,358 6.96%
2. Significant Accounting Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Registered investment companies and other managed portfolios may be considered affiliated if they have a common investment advisor, so a registered investment company may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period  ended September 30, 2025 , the Fund did not engage in cross trades.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Operating Segments . An operating segment is defined in ASC Topic 280, Segment Reporting , as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Fund's CODM. The Fund represents a single operating segment. The CODM monitors the operating results of the Fund as a whole and the
Fund's strategic asset allocation to ensure compliance with the defined investment strategy executed by the Fund's portfolio managers as a team.
The types of investments from which the Fund generates its returns are reflected on the schedule of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the consolidated statement of operations and financial highlights.
The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segment's performance versus the Fund's comparative benchmark and investment objectives, and to make resource allocation decisions for the Fund's single segment. Segment assets are reported on the consolidated statement of assets and liabilities as total assets.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the consolidated statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the consolidated statement of operations,
3. Operating Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of September 30,
2025, the Funds had unfunded loan commitments as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, privately-
held entities, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Principal Private Credit Fund $ 15,443 $ 6 5
3. Operating Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for AKS Engineering Holdings LLC, CVS Parent Holdings LLC, SENS Intermediate Holdings LLC, and CPS Investors, LP changed from using the transaction price for the first 90 days to using the Enterprise Valuation Model.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Private Credit Fund
Bonds* $ — $ 6,931 $ — $ 6,931
Common Stocks
Consumer, Non-cyclical — — 122 122
Financial — — 168 168
Industrial — — 105 105
Technology — — 21 21
Investment Companies* 7,743 — — 7,743
Preferred Stocks
Consumer, Non-cyclical — — 43 43
Senior Floating Rate Interests* — 14,91 4 76,1 38 91,052
Total investments in securities $ 7,743 $ 21,845 $ 76, 597 $ 106,185
Fund Asset Type
Fair Value as of
September 30,
2025 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Principal Private Credit Fund
Senior Floating Rate
Interests
$76,138 Discounted Cash Flow Discount Rate 4.3%-8.2% (5.6%)
Decrease
Common Stock 243 Recent Transaction Transaction Price $1.0 Increase
173 Market Comparables EV/LTM Revenue** 9.7x-15.3x(13.1x) Increase
Movement of Median
Multiples
50%
Increase
Preferred Stock 43 Market Comparables EV/LTM Revenue 13.40x Increase
Movement of Median
Mulitples
50%
Increase
Total
$ 76,597
4. Fair Valuation (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
.
5. Management Agreement and Transactions with Affiliates
Management Services. The Manager, subject to the supervision of the Board, is responsible for the investment management of the Fund. The
Manager serves as investment advisor to the Fund pursuant to a management agreement and administration agreement (collectively “Investment
Advisory Agreements”). The Manager is responsible for providing continuous supervision of the investment portfolio of the Fund as well as certain administrative functions to the Fund.
For the services provided to the Fund under the Investment Advisory Agreements, the Fund pays the Manager fees based on a percentage of the
Fund’s average daily net assets. From time to time, the Manager may waive all or a portion of its fee. The management fee is 1.25% and the administration fee is 0.10% on all assets (expressed as a percentage of average daily net assets).
The Manager has contractually agreed to limit the Fund's expenses (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the consolidated statement of assets and liabilities. It is expected that the expense limits will continue through July 31, 2026; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the expense limits prior to July 31, 2026. The operating expense limits are as follows:
Subject to applicable expense limits, the Fund may reimburse the Manager for expenses incurred during the current fiscal year and the previous two fiscal years. All organizational expenses of the Fund will be borne by the Fund.
Fund
Value as of
March 31,
2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
September
30, 2025
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
September 30, 2025
Principal Private Credit Fund
Senior Floating Rate Interests $ 70,110 $ 57 $ 322 $ 15,113 $ (9,464) $ — $ — $ 76,138 $ 237
Common Stock 161 — — 255 — — — 416 —
Preferred Stock 38 — 5 — — — — 43 5
Total
$ 70,309 $ 57 $ 327 $15,368 $ (9,464) $ — $ — $ 76,597 $ 242
Share Class Operating Expense Limit Expiration
Class A
2.60% July 31, 2026
Class Y
2.10 % July 31, 2026
Institutional 2.30%
July 31, 2026
4. Fair Valuation (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

As of September 30, 2025, the class specific reimbursements subject to possible future recoupment under the expense limitation agreement were as follows (amounts in thousands):
*Includes reimbursements prior to June 3, 2024, the effective date of the Fund’s registration statement on Form N-2, through March 31, 2025.
Incentive Fee . The Incentive Fee is calculated daily and payable to the Manager quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to the greater of (x) 1.50% per quarter (or an annualized rate of 6.00%), or (y) the sum of the current three-month forward-looking term
SOFR (i.e., as published two-business days prior to the commencement of the applicable quarter), divided by four, plus 0.75% per quarter (the
“Hurdle Rate”), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” is defined as: (i) fund-level book interest income, dividend income, and payment-in-kind income (and not including amortization/accretion or income generated from original issue discounts), minus (ii) the Fund’s operating expense (which, for this purpose, shall include interest payments on fund borrowings as well as other credit facility expenses, and shall not include any distributions and/or shareholder servicing fees, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, litigation, and other extraordinary expense, any class-level specific expenses, or Incentive Fee) for the quarter. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated using the quarter-to-date average net assets for the relevant fiscal quarter.
The Hurdle Rate will be determined at the beginning of each applicable quarter and will remain the same throughout that quarter. In the event that
SOFR is discontinued, ceases to be published during a given period, or is otherwise unavailable, 1.50% will be used as the Hurdle Rate for the applicable quarter. The “catch-up” provision is intended to provide the Manager with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches a percentage determined based upon the current
Hurdle Rate for the applicable quarter. For the period ended September 30, 2025, the Fund did not incur incentive fees.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the consolidated statement of operations.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2025, there were no sales charges retained by the Distributor.
Affiliated Ownership. As of September 30, 2025, Principal Life Insurance Company (an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the period ended September 30, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Fund were as follows (amounts in thousands):
Share Class
Expiring
March 31, 2027*
Expiring
March 31, 2028
Class A
$34 $23
Class Y
409 261
Institutional 34 23
Class A Class Y Institutional
Principal Private Credit Fund 1 9,828 1
Purchases Sales
Principal Private Credit Fund $ 26,40 5 $ 18,408
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June, September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
During the period ended September 30, 2025, the Fund completed no quarterly repurchase offers.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of the distribution paid for the period ended September 30, 2025, and year ended March 31, 2025 was as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2025 the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2025 , the Fund had no capital loss carryforwards. For the period ended March 31, 2025 , the Fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of March 31, 2025 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended March 31, 2025, the Fund recorded reclassifications as follows (amounts in thousands):
Ordinary Income
September 30, 2025 March 31, 2025
Principal Private Credit Fund $ 3,603 $ 4,422
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal Private Credit Fund $ 78 $ — $ — $ (170) $ — $ (92)
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Private Credit Fund $ (696) $ 696

Notes to Consolidated Financial Statements
Principal Private Credit Fund
September 30, 2025 (unaudited)

Federal Income Tax Basis. As of September 30, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments and unfunded commitments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the consolidated financial statements were issued that would merit recognition or disclosure in the consolidated financial statements. There were no items requiring adjustment of the consolidated financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Private Credit Fund $ 714 $ (346) $ 368 $ 105,882
8. Federal Tax Information (continued)

Consolidated Schedule of Investments
Principal Private Credit Fund
September 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.59% Shares Held Value (000's)
Money Market Funds - 7.59%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.05%
(a),(b),(c),(d)
7,743,438 $ 7,743
TOTAL INVESTMENT COMPANIES $ 7,743
COMMON STOCKS - 0.40% Shares Held Value (000's)
Commercial Services - 0.11%
CPS Investors, LP
(e),(f),(g)
442 $ 41
Mascarene VTC Investment
(e),(f),(g)
74,879 75
Warrior Ultimate Holdings LLC - Class A
Common
(c),(e),(f),(g)
87 —
$ 116
Cosmetics & Personal Care - 0.01%
CVS Parent Holdings LLC
(c),(e),(f),(g)
3 6
Diversified Financial Services - 0.16%
CWC Fund I Co-Invest MFA LP
(c),(e),(f),(g)
168,157 168
Electrical Components & Equipment - 0.08%
SENS Intermediate Holdings LLC
(c),(e),(f),(g)
80 83
Engineering & Construction - 0.02%
AKS Engineering Holdings LLC
(c),(e),(f),(g)
20 22
Enterprise Software & Services - 0.02%
Douglas Top Parent LLC
(c),(e),(f),(g)
19,712 21
TOTAL COMMON STOCKS $ 416
PREFERRED STOCKS - 0.04% Shares Held Value (000's)
Commercial Services - 0.04%
Warrior Ultimate Holdings LLC - Class A Preferred
0.00%
(c),(e),(f),(g)
394 $ 43
TOTAL PREFERRED STOCKS $ 43
BONDS - 6.80%
Principal
Amount (000's) Value (000's)
Airlines - 0.00%
OneSky Flight LLC
8.88%, 12/15/2029
(h)
$ 5 $ 5
Automobile Parts & Equipment - 0.74%
Dana Inc
5.38%, 11/15/2027 750 749
Building Materials - 0.08%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(h)
76 79
Diversified Financial Services - 0.59%
Credit Acceptance Corp
9.25%, 12/15/2028
(h)
335 352
OneMain Finance Corp
3.50%, 01/15/2027 135 132
Rocket Cos Inc
6.13%, 08/01/2030
(h)
105 108
$ 592
Electric - 0.31%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(h)
325 321
Entertainment - 0.77%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h)
815 779
Food - 1.03%
B&G Foods Inc
8.00%, 09/15/2028
(h)
710 688
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(h)
320 334
Post Holdings Inc
5.50%, 12/15/2029
(h)
25 25
$ 1,047
Forest Products & Paper - 0 .01%
Mercer International Inc
12.88%, 10/01/2028
(h)
15 14
Media - 0.54%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029
(h)
405 402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(h)
$ 144 $ 144
$ 546
Oil & Gas - 0.21%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(h)
70 73
Chord Energy Corp
6.00%, 10/01/2030
(h)
140 139
$ 212
Packaging & Containers - 0.70%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(h)
375 380
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(h)
335 338
$ 718
Pharmaceuticals - 0.25%
AdaptHealth LLC
6.13%, 08/01/2028
(h)
255 254
Pipelines - 0.68%
Venture Global LNG Inc
9.50%, 02/01/2029
(h)
635 700
REITs - 0.86%
Arbor Realty SR Inc
7.88%, 07/15/2030
(h)
40 42
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(h)
15 16
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(h)
795 779
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(h)
49 52
$ 889
Retail - 0.03%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(h)
25 26
TOTAL BONDS $ 6,931
SENIOR FLOATING RATE INTERESTS
- 89.28%
Principal
Amount (000's) Value (000's)
Advertising - 1.26%
Finn Partners Inc Term Loan
10.97%, 07/01/2026
(b),(f),(i)
$ 1,281 $ 1,282
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
Aerospace & Defense - 0.57%
TransDigm Inc Term Loan J
3.50%, 02/28/2031
(i)
578 577
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Automobile Parts & Equipment - 1.78%
B'laster Holdings LLC Term Loan
8.78%, 10/25/2029
(b),(f),(i)
1,153 1,152
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
M&D Midco Inc Term Loan
9.62%, 08/31/2028
(b),(f),(i)
666 666
CME Term Secured Overnight Financing
Rate 3 Month + 5.40%
$ 1,818
Building Materials - 0.36%
MI Windows And Doors LLC Term Loan B3
7.51%, 03/28/2031
(i)
366 367
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Consolidated Schedule of Investments
Principal Private Credit Fund
September 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 2.56%
Element Solutions Inc Term Loan B3
5.91%, 12/18/2030
(i)
$ 301 $ 303
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Kano Intermediate Inc. Term Loan
9.05%, 12/17/2030
(b),(f),(i)
2,306 2,305
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 2,608
Commercial Services - 21.79%
Barricade Holdings LLC Term Loan
8.91%, 09/30/2030
(i)
3,025 2,979
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Barricade Holdings LLC Revolver
8.91%, 09/30/2030
(i)
156 153
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Certified Collision Group, Inc. Term Loan
9.32%, 05/17/2027
(f),(i)
898 898
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
CPS Holdco, Inc Term Loan
9.07%, 03/28/2031
(f),(i)
1,494 1,485
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CPS Holdco, Inc Delayed Draw Term Loan
8.97%, 03/28/2031
(f),(i)
770 765
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Fowler Route Co., Inc Term Loan
9.84%, 02/28/2030
(f),(i)
2,182 2,158
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Fowler Route Co., Inc Revolver
9.65%, 02/28/2030
(f),(i)
160 159
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Garda World Security Corp Term Loan B
7.17%, 02/01/2029
(i)
669 669
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Prosource Holdings MP, LLC Term Loan
8.82%, 12/30/2030
(f),(i)
1,565 1,564
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Prosource Holdings MP, LLC Delayed Draw Term
Loan
8.67%, 12/30/2030
(f),(i)
102 102
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Riverview Landscape Holdings, LLC Delayed Draw
Term Loan
10.25%, 01/29/2030
(f),(i)
2,331 2,304
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Riverview Landscape Holdings, LLC Term Loan
10.57%, 01/29/2030
(f),(i)
1,882 1,861
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Rotolo Consultants Inc. Term Loan
10.08%, 01/31/2031
(b),(f),(i)
1,537 1,528
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Ruppert Landscape, LLC Term Loan
9.34%, 12/01/2028
(b),(f),(i)
619 616
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Ruppert Landscape, LLC Delayed Draw Term Loan
9.22%, 12/01/2028
(b),(f),(i)
$ 150 $ 149
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC Term Loan
10.88%, 08/24/2028
(b),(f),(i)
1,663 1,663
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
10.90%, 08/24/2028
(b),(f),(i)
1,035 1,035
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Sales Performance International, LLC Revolver
10.71%, 08/24/2028
(f),(i)
52 52
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Veritiv Operating Co Term Loan B
8.00%, 11/30/2030
(i)
494 488
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VTC Buyer Corp. Term Loan
9.57%, 07/15/2031
(f),(i)
725 725
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Wolverine Seller Holdings, LLC Term Loan
9.07%, 01/17/2030
(b),(f),(i)
873 873
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 22,226
Computers - 0.45%
McAfee Corp Term Loan B1
0.00%, 03/01/2029
(i),(j)
480 458
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.36%
Kronos Acquisition Holdings Inc Term Loan B
8.00%, 06/27/2031
(i)
495 363
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Cosmetics & Personal Care - 8.21%
Accupac, LLC Term Loan
7.00%, PIK 6.00%, 12/31/2029
(b),(f),(i),(k)
2,104 2,077
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Accupac, LLC Revolver
11.29%, 12/31/2029
(f),(i)
154 152
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
CompletePet Florida, LLC Term Loan
9.06%, 02/06/2030
(b),(f),(i)
600 591
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
9.07%, 02/05/2030
(f),(i)
4,178 4,115
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CompletePet Florida, LLC Revolver
8.55%, 02/05/2030
(f),(i)
241 237
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
G-2 Lather Acquisition Corp. Term Loan
9.34%, 01/31/2031
(f),(i)
1,212 1,204
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 8,376
Distribution & Wholesale - 1.02%
HEF Safety Ultimate Holdings, LLC Term Loan
9.44%, 11/19/2029
(b),(f),(i)
1,039 1,039
CME Term Secured Overnight Financing
Rate 6 Month + 5.25%

Consolidated Schedule of Investments
Principal Private Credit Fund
September 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 5.18%
Jane Street Group LLC Term Loan B
6.21%, 12/15/2031
(i)
$ 542 $ 538
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Merit Financial Group, LLC Term Loan
9.32%, 08/27/2032
(f),(i)
2,052 2,031
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Obra Capital Term Loan
11.52%, 06/21/2029
(f),(i)
2,174 2,157
CME Term Secured Overnight Financing
Rate 1 Month + 7.36%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.31%, PIK 1.50%, 05/30/2027
(i),(k)
576 551
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 5,277
Electric - 1.25%
TPS Intermediate, LLC Term Loan
9.43%, 06/09/2029
(f),(i)
1,278 1,278
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
Electrical Components & Equipment - 3.80%
Energizer Holdings Inc Term Loan B
6.14%, 03/13/2032
(i)
513 513
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Engineered Products Co., LLC Term Loan
8.81%, 01/30/2026
(f),(i)
2,213 2,192
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
SENS Intermediate Holdings LLC Term Loan
9.22%, 03/10/2031
(f),(i)
1,180 1,175
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 3,880
Electronics - 3.17%
AEP Passion Intermediate Holdings Inc Term Loan
6.10%, PIK 4.75%, 10/05/2027
(f),(i),(k)
347 337
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
AIDC Intermediate Co 2, LLC Term Loan
9.84%, 07/22/2027
(b),(f),(i)
1,537 1,538
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
DecisionPoint Technologies, Inc. Term Loan
10.07%, 09/03/2029
(f),(i)
1,372 1,355
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 3,230
Engineering & Construction - 1.37%
AKS Engineering & Forestry, LLC Term Loan
9.32%, 01/02/2031
(b),(f),(i)
1,404 1,399
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Enterprise Software & Services - 1.27%
Douglas Holdings, Inc. Term Loan
5.12%, PIK 4.92%, 08/27/2030
(f),(i),(k)
1,182 1,186
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. Delayed Draw Term Loan
10.05%, 08/27/2030
(f),(i)
31 31
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Enterprise Software & Services (continued)
Douglas Holdings, Inc. Synthetic PIK Delayed
Draw Term Loan
9.75%, PIK 0.00%, 08/27/2030
(f),(i),(k)
$ 73 $ 74
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 1,291
Environmental Control - 1.06%
Gold Medal Holdings Inc Term Loan
10.07%, 03/17/2027
(b),(f),(i)
1,079 1,079
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Food - 5.76%
Cornhusker Buyer, Inc. Term Loan
8.65%, PIK 1.75%, 10/31/2028
(f),(i),(k)
779 779
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
Costanzo's Bakery, LLC Term Loan
9.81%, 06/18/2027
(b),(f),(i)
784 784
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Fiesta Purchaser Inc Term Loan B
7.51%, 02/12/2031
(i)
495 494
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Hill Country Dairies, Inc. Delayed Draw Term Loan
9.20%, 08/01/2030
(f),(i)
126 126
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hill Country Dairies, Inc. Revolver
9.20%, 08/01/2030
(f),(i)
21 21
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hill Country Dairies, Inc. Term Loan
9.22%, 08/01/2030
(f),(i)
1,537 1,538
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
KNPC Holdco, LLC Term Loan
9.83%, 10/22/2029
(b),(f),(i)
1,267 1,267
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
11.08%, 10/22/2029
(b),(f),(i)
206 208
CME Term Secured Overnight Financing
Rate 6 Month + 6.85%
Maldives Acquisition, LLC Term Loan
10.40%, 07/15/2028
(f),(i)
662 659
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
$ 5,876
Healthcare - Services - 11.10%
IPC Pain Acquisition LLC Term Loan
9.96%, 05/19/2027
(f),(i)
199 199
CME Term Secured Overnight Financing
Rate 1 Month + 5.61%
KL Charlie Acquisition Corp Term Loan
9.42%, 12/30/2026
(b),(f),(i)
737 736
CME Term Secured Overnight Financing
Rate 1 Month + 5.10%
KL Charlie Acquisition Corp Delayed Draw Term
Loan
9.44%, 12/30/2026
(b),(f),(i)
1,076 1,074
CME Term Secured Overnight Financing
Rate 1 Month + 5.10%
North Haven USHC Acquisition, Inc. Term Loan
9.44%, 10/29/2027
(b),(f),(i)
704 704
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%

Consolidated Schedule of Investments
Principal Private Credit Fund
September 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Orion Midco LLC Term Loan
9.49%, 05/21/2031
(b),(f),(i)
$ 2,082 $ 2,087
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Pediatric Home Respiratory Services, LLC Term
Loan
9.27%, 12/23/2030
(b),(f),(i)
2,834 2,854
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
Pediatric Home Respiratory Services, LLC Revolver
9.24%, 12/23/2030
(f),(i)
111 111
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
SDG MGMT Company, LLC Term Loan
10.15%, 07/03/2028
(b),(f),(i)
722 720
CME Term Secured Overnight Financing
Rate 3 Month + 5.85%
10.40%, 07/03/2028
(b),(f),(i)
216 216
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%
SSA Acquisition Holdco, LLC Term Loan
9.94%, 07/25/2029
(f),(i)
1,951 1,941
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
SSA Acquisition Holdco, LLC Delayed Draw Term
Loan
10.01%, 07/25/2029
(f),(i)
679 676
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 11,318
Insurance - 0.49%
Asurion LLC Term Loan B4
10.12%, 01/20/2029
(i)
525 501
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Investment Companies - 0.41%
Deep Blue Operating I LLC Term Loan B
0.00%, 09/17/2032
(i),(j)
420 420
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0.48%
Fertitta Entertainment LLC/NV Term Loan B
7.41%, 01/27/2029
(i)
494 493
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.01%
TK Elevator US Newco Inc Term Loan B
7.20%, 04/30/2030
(i)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.96%
Directv Financing LLC Tern Loan Extended
9.82%, 08/02/2029
(i)
118 118
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
9.81%, 02/15/2031
(i)
369 360
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc Term Loan
10.05%, 05/01/2029
(i)
579 504
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 982
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.28%
Arsenal AIC Parent LLC Term Loan B
6.97%, 08/18/2030
(i)
$ 285 $ 284
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 3.13%
Clydesdale Acquisition Holdings Inc Term Loan B
7.41%, 03/26/2032
(i)
482 480
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc Delayed Draw
Term Loan B-DD
7.41%, 04/01/2032
(i)
4 4
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Flexpak Investment Corp Term Loan
9.02%, 07/30/2027
(f),(i)
279 279
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Keg Logistics LLC Term Loan
11.11%, PIK 0.50%, 11/23/2027
(b),(f),(i),(k)
1,927 1,928
CME Term Secured Overnight Financing
Rate 3 Month + 6.90%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.28%, 04/15/2027
(i)
496 496
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,187
Pharmaceuticals - 3.02%
1261229 BC Ltd Term Loan B
11.01%, 09/25/2030
(i)
494 486
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.16%, 04/23/2031
(i)
495 496
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
KL Moon Acquisition, LLC Term Loan
9.30%, PIK 2.75%, 02/01/2029
(f),(i),(k)
638 631
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Vert Markets LLC Term Loan
10.09%, 12/18/2029
(f),(i)
1,487 1,471
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
$ 3,084
Pipelines - 0.56%
NGL Energy Operating LLC Term Loan B
8.51%, 02/03/2031
(i)
574 574
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 0.49%
KFC Holding Co Term Loan B
6.02%, 03/15/2028
(i)
495 496
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Software - 6.41%
Alta Buyer LLC Term Loan
9.32%, 12/21/2027
(b),(f),(i)
1,008 1,008
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Alta Buyer LLC Delayed Draw Term Loan
9.32%, 12/21/2027
(b),(f),(i)
272 272
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%

Consolidated Schedule of Investments
Principal Private Credit Fund
September 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CEV Multimedia, LLC Term Loan
10.69%, 12/27/2027
(b),(f),(i)
$ 241 $ 241
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Cleartelligence, LLC Term Loan
10.34%, 07/10/2029
(f),(i)
2,454 2,455
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cleartelligence, LLC Revolver
10.32%, 07/10/2029
(f),(i)
40 40
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
ES Ventures, LLC Term Loan
9.29%, 12/13/2028
(b),(f),(i)
1,027 1,014
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
9.29%, 12/13/2028
(b),(f),(i)
690 681
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Moonraker AcquisitionCo LLC Term Loan
9.89%, 08/04/2028
(b),(f),(i)
833 832
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
$ 6,543
Telecommunications - 0.72%
CommScope LLC Term Loan
0.00%, 12/17/2029
(i),(j)
465 470
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan
7.77%, 03/11/2030
(i)
269 261
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 731
TOTAL SENIOR FLOATING RATE INTERESTS $ 91,052
Total Investments $ 106,185
Other Assets and Liabilities -  (4.11)% (4,200)
TOTAL NET ASSETS - 100.00% $ 101,985
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the Principal Private Credit Fund
(SPV), LLC (the "SPV"), which is a wholly-owned subsidiary of the Fund.
(c) All or a portion of this security is owned by the Principal Private Credit Fund
(Corp Blocker), LLC (the "Domestic Subsidiary"), which is a wholly-owned subsidiary of the Fund.
(d) All or a portion of this security is owned by the Principal Private Credit
Fund Lending Vehicle, LLC (the "Lending Vehicle "), which is a wholly-owned subsidiary of the Fund.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,050 or 5.93% of net assets.
(i) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(j) This Senior Floating Rate Note will settle after September 30, 2025, at which time the interest rate will be determined.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 51.68%
Industrial 14.34%
Technology 8.16%
Financial 7.69%
Money Market Funds 7.59%
Consumer, Cyclical 5.31%
Communications 3.48%
Basic Materials 2.85%
Utilities 1.56%
Energy 1.45%
Other Assets and Liabilities
(4.11)%
TOTAL NET ASSETS
100.00%
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
AKS Engineering Holdings LLC 01/07/2025 $ 20 $ 22 0.02%
CPS Investors, LP 03/28/2025-05/30/2025 44 41 0.04%
CVS Parent Holdings LLC 02/06/2025 8 6 0.01%
CWC Fund I Co-Invest MFA LP 08/26/2025 169 168 0.16%
Douglas Top Parent LLC 08/27/2024 20 21 0.02%
Mascarene VTC Investment 07/15/2025 75 75 0.07%
SENS Intermediate Holdings LLC 03/10/2025 80 83 0.08%
Warrior Ultimate Holdings LLC - Class A Common 12/30/2024 — — 0.00%
Warrior Ultimate Holdings LLC - Class A Preferred   0.00% 12/30/2024 39 43 0.04%
Total $ 459 0.44%
Amounts in thousands.

Glossary to the Schedule of Investments
September 30, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Consolidated Financial Highlights
(unaudited)
See accompanying notes.

Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL PRIVATE CREDIT FUND
(b)
Class A shares
September 30, 2025(c) $ 10.21 $ 0.36 $ 0.05 $ 0.41 ( $ 0.38) $ – ( $ 0.38) $ 10.24
March 31, 2025( i ) 10.16 0.63 0.01 0.64 (0.58) (0.01) (0.59) 10.21
Class Y shares
September 30, 2025(c) 10.24 0.39 0.05 0.44 (0.38) – (0.38) 10.30
March 31, 2025( i ) 10.16 0.67 0.01 0.68 (0.59) (0.01) (0.60) 10 .24
Institutional shares
September 30, 2025(c) 10.23 0.39 0.03 0.42 (0.38) – (0.38) 10.27
March 31, 2025( i ) 10.16 0.66 – 0.66 (0.58) (0.01) (0.59) 10.23

Consolidated Financial Highlights (Continued)
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.01% (d),(e),(f) $ 11 2.71% (g),(h) 2.60% (g),(h) 7.03% (g) 24.1% (g)
6.37 (d),(f) 11 2.61 (g),(h) 2.60 (g),(h) 7.46 (g) 15.3 (g)
4.29 (d),(e) 101,234 2.21 (g),(h) 2.10 (g),(h) 7.55 (g) 24.1 (g)
6.74 (d) 92,143 2.11 (g),(h) 2.10 (g),(h) 7.82 (g) 15.3 (g)
4.20 (d) 740 2.52 (g),(h) 2.30 (g),(h) 7.47 (g) 24.1 (g)
6.54 (d) 11 2.31 (g),(h) 2.30 (g),(h) 7.77 (g) 15.3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.
(c) Six months ended September 30, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(g) Computed on an annualized basis.
(h) Subject to Manager's contractual expense limit.
(i) Period from June 3, 2024, date operations commenced, through March 31, 2025.

Shareholder Expense Example
Principal Private Credit Fund
September 30, 2025 (unaudited)

As a shareholder of Principal Private Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal
Private Credit Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2025 to
September 30, 2025 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
April 1, 2025
Ending Account
Value
September 30,
2025
Expenses Paid
During Period
April 1, 2025 to
September 30,
2025
(a)
Beginning
Account Value
April 1, 2025
Ending Account
Value
September 30,
2025
Expenses Paid
During Period
April 1, 2025 to
September 30,
2025
(a)
Annualized
Expense
Ratio
Principal Private Credit Fund
Class A $ 1,000.00 $ 1,040.06 $ 13.86 $ 1,000.00 $ 1,011.48 $ 13.67 2.71%
Class Y 1,000.00 1,042.89 11.32 1,000.00 1,013.99 11.16 2.21
Institutional 1,000.00 1,041.97 12.90 1,000.00 1,012.43 12.71 2.52
Principal Private Credit Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,040.06 13.30 1,000.00 1,012.03 13.11 2.60
Class Y 1,000.00 1,042.89 10.75 1,000.00 1,014.54 10.61 2.10
Institutional 1,000.00 1,041.97 11.77 1,000.00 1,013.54 11.61 2.30
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Principal Private Credit Fund
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, Principal Private Credit Fund made distributions for the month September 2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of this month end, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Fund will not be available until the end of the Fund’s fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
September 2025
Fund Net Income Realized Gain Capital Sources
Principal Private Credit Fund 94.23% 5.77% 0.00%

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the
Boards of the following investment companies: Principal Private Credit Fund and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board
Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. The Board elects officers to supervise the day-to-day operations of the Fund Complex.
INDEPENDENT BOARD MEMBERS
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Danielle E. Davis
Board Member since 2024
1981
Member, Audit Committee
Chair, Nominating and Governance Committee
Head of Corporate Development and Strategy,
Chainalysis (blockchain data company) since 2022
Managing Director and Chief M&A Counsel, S&P
Global (formerly, HIS Markit) (financial information
company) (2018-2022)
2 None
Shane C. Goodwin
Board Member since 2024
1968
Chair, Audit Committee
Member, Nominating and Governance
Committee
Associate Dean & Professor, Cox School of
Business at Southern Methodist University since
2018
Managing Director, The Center for Global
Enterprise (research and analytics) (2017-2023)
2 None
James E. Stueve
Lead Independent Board Member since 2024
Board Member since 2024
1964
Member, Audit Committee
Member, Nominating and Governance
Committee
Owner, Stueve Insights LLC (consulting services)
since 2018
2 None
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Barbara Wenig Principal Financial Group* 2 None
Chair and Board Member since 2024
Chief Executive Officer and President (since
2024)
1972
Executive Managing Director – Chief Business
Officer (since 2025)
Executive Managing Director – Global Head
of Operations and Services – Principal Asset
Management
~
SM
(2021-2024)
Neuberger Berman
Managing Director
(2008-2021)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
(since 2022)
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Assistant General Counsel (since 2025)
Counsel (since 2021-2025)
Transamerica
Tax Counsel (2016-2021)
Megan Hoffmann Principal Financial Group*
Vice President and Treasurer
Des Moines, IA 50392
1979
Vice President and Controller (2021-2025)
Senior Director – Fund Accounting and
Administration (since 2025)
Senior Director – Fund Administration (2024)
Director – Accounting (2020-2024)
Mandy L. Huebbe Principal Financial Group*
Assistant Secretary
Des Moines, IA 50392
1982
Funds Board Liaison (since 2024)
Legal Production Assistant (2015-2021, 2021-2024)
Hy-Vee Corporate
Executive Administration Assistant (2021-2021)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary (2018-
2023)
Assistant General Counsel (since 2025)
Counsel (2018-2025)
Ann Meiners Principal Financial Group*
Vice President and Assistant Treasurer
Des Moines, IA 50392
1977
Vice President and Assistant Controller (2025)
Director – Fund Accounting (since 2024)
Assistant Director – Fund Accounting (2017-2024)
David P. Michalik Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1991
Counsel (since 2025)
The Northern Trust Company
Second Vice President (2019-2025)
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance (since 2024)
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Treasurer
Des Moines, IA 50392
1983
Vice President and Assistant Controller (2021-2025)
Senior Director – Fund Tax (since 2024)
Director – Accounting (2019-2024)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary (2022-
2023)
Counsel (since 2022)
The Northern Trust Company
Vice President (2019-2022)

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC, an affiliated entity of PGI that is the payroll employer of the Interested
Board Member and Fund Complex Officers.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://investors.principal.com/documents-charters. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an
“interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Head of Fund Services
(since 2024)
Managing Director – Global Funds Ops (2021-2024)
Director - Accounting (2015-2021)
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds (since 2018)
Vice President (since 2015)
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary (since 2021)
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel (2006-2023)
Associate General Counsel (since 2024)
Assistant General Counsel (2018-2024)
John L. Sullivan Principal Financial Group*
Counsel and Secretary
Des Moines, IA 50392
1970
Counsel and Assistant Secretary (2023-2024)
Assistant Counsel and Assistant Secretary (2019-
2023)
Assistant General Counsel (since 2023)
Counsel (2019-2023)
Jared A. Yepsen Principal Financial Group*
Tax Counsel
Des Moines, IA 50392
1981
Assistant Tax Counsel (2017-2025)
Assistant General Counsel (since 2023)
Counsel (2015-2023)

background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated August 1, 2025 (and as supplemented). These documents may be obtained free of charge by writing Principal Private Credit Fund, P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/IntervalProspectuses .
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
Approval of Management Agreement and Sub-Advisory Agreement
At a meeting held on September 16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Principal Private Credit Fund (the “Fund”)
considered the approval of the renewal of the Management Agreement between Principal Global Investors, LLC (the “Manager”) and the Fund
(the “Management Agreement”).
In connection with the Board’s consideration of the Management Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Manager; (ii) a description of the Manager’s investment management and other personnel; (iii) an overview of the Manager’s operations and financial condition; (iv) a comparison of the Fund’s management fee and overall expenses with those of comparable funds; (v) the level of profitability from the Manager’s fund-related operations; (vi) the Manager’s compliance policies and procedures, including policies and procedures for business continuity and information security and (vii) information regarding the performance record of the Fund as compared to other comparable funds.
Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Manager. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.
Matters considered by the Board in connection with its approval of the Management Agreement included, among others, the following:
Nature, Extent and Quality of Service. In considering the nature, extent and quality of services to be provided by the Manager under the
Management Agreement, including accounting and administrative services as applicable, the Board reviewed materials provided by the Manager, including: a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of the Manager; information regarding risk management processes and liquidity management; a description of the Manager’s brokerage practices (including any soft dollar arrangements); the compliance policies and procedures of the Manager, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). The Board considered the experience and skills of senior management that would lead the Fund’s operations, the experience and skills of the personnel that would perform the functions under the Management Agreement and the resources that would be made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement, that the Manager had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Management
Agreement and that the nature, overall quality and extent of the services provided by the Manager to the Fund were satisfactory and reliable.
Performance. The Board considered, among other performance data, that the Fund outperformed its benchmark index for the since inception period ended June 30, 2025. The Board also considered performance information for the Fund compared to a custom group of unaffiliated peer funds provided by the Manager, for the one-year and calendar year to date periods ended June 30, 2025. The Board concluded that the Fund’s performance was satisfactory.
Fees and Expenses. The Board reviewed information provided by Broadridge, an independent third-party data provider, with respect to the actual management fees and actual total expenses for the Fund as compared to those for a peer group comprised of comparable funds identified by
Broadridge. The Board considered that the Fund’s actual management fee was lower than the peer group’s median and the Fund’s actual total expenses were higher than the peer group’s median. The Board took into account that the Manager had agreed to reimburse expenses (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to limit total operating expenses to 2.60% on Class A shares, 2.30% on Institutional Class shares, and 2.10% on Class Y shares. The Board concluded that the Fund’s management fee was not unreasonable.
Profitability. The Board considered the profitability of the Manager with respect to the Fund and whether the profits were reasonable in light of the services provided by the Manager. The Board reviewed profitability analysis prepared by the Manager and considered the total profits, if any, of the Manager from its relationship with the Fund. The Board concluded that the Manager’s profitability, if any, from its relationship with the
Fund was not excessive.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the
Fund benefits from any such economies of scale. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The
Board concluded that at the Fund’s current asset levels, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.
Other Benefits. The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Fund. The Board noted that, other than the Fund’s administration agreement with the Manager and the Manager’s receipt of loan administration fees, the Manager believed it would not receive any incidental benefits from its relationship with the Fund. The
Board concluded that the incidental benefits received by the Manager and its affiliates from their relationships with the Fund were appropriate.
Conclusion. The Board, having requested and received such information from the Manager as it believed reasonably necessary to evaluate the terms of the Management Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that the approval of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.
In considering the renewal of the Management Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The
Board did not identify any one factor as determinative, and each Board Member may have weighed each factor differently.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Private
Credit Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | INF104SAR-01 | 09/2025 | 4312610

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable.

(b) Not applicable.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Not applicable.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Private Credit Fund

By	/s/ Barbara Wenig

               Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	11/20/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Barbara Wenig

              Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	11/20/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	11/17/2025